Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 6	$ 3	$ 206
Impairment loss of property and equipment	$ 0	$ 0	$ 0